Selected Statement of Operations Data - Selling, General and Administrative Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Comprised as follows:
Selling	$ 62,308	$ 57,753	$ 45,044
General and administrative	62,048	59,740	51,125
Selling, general and administrative expense	$ 124,356	$ 117,493	$ 96,169